Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	£ 124,078	£ 127,731
Current assets	13,612	13,274
Non-current liabilities	59,257	58,022
Borrowings	39,927	37,804
Current liabilities	15,478	18,823
Borrowings	4,041	7,562
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	236	236
Current assets	7,070	6,732
Non-current liabilities	1,580	1,580
Borrowings	1,571	1,571
Other non-current liabilities	9	9
Current liabilities	52	139
Borrowings	9	13
Other current liabilities	43	126
Registered BATCAP bonds | BAT p.l.c. | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	7,031	6,690
Amounts due to subsidiaries	3	101
Investment in subsidiaries	27,234	27,234
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	18,991	12,722
Current assets	3,404	6,379
Non-current liabilities	17,867	15,405
Borrowings	17,867	15,168
Other non-current liabilities		237
Current liabilities	4,444	3,800
Borrowings	4,329	3,706
Other current liabilities	115	94
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	16,088	15,415
Amounts due to subsidiaries	3,139	2,773
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	10,332	16,188
Current assets	30,601	25,441
Non-current liabilities	15,326	14,918
Borrowings	15,243	14,590
Other non-current liabilities	83	328
Current liabilities	24,038	25,273
Borrowings	23,478	24,816
Other current liabilities	560	457
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	38,761	38,851
Amounts due to subsidiaries	19,550	19,190
Investment in subsidiaries	718	718
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,509
Current assets	22
Non-current liabilities	1,509
Borrowings	1,509
Current liabilities	22
Borrowings	22
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	402	439
Current assets	268	749
Non-current liabilities	8,885	6,864
Borrowings	8,823	6,741
Other non-current liabilities	62	123
Current liabilities	972	3,590
Borrowings	200	2,979
Other current liabilities	772	611
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	620	1,160
Amounts due to subsidiaries	62	81
Investment in subsidiaries	23,820	24,012
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	26	39
Current assets	15	16
Non-current liabilities	6	10
Other non-current liabilities	6	10
Current liabilities	2	3
Borrowings	1	1
Other current liabilities	1	2
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	15	16
Amounts due to subsidiaries	1	1
Investment in subsidiaries	£ 1,580	£ 1,419